FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Composition of consolidated financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Financial assets Book value	R$ 16,044,639	R$ 14,723,085
Financial assets Fair value	16,044,639	14,723,085
Financial liabilities Book value	24,886,888	20,529,560
Fair value of financial liabilities	24,887,212	20,031,048
Cash and cash equivalents | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	6,448,483	5,762,081
Current financial assets Fair value	6,448,483	5,762,081
Financial investments | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	30,109
Noncurrent financial assets Book value	37,238	46,280
Current financial assets Fair value	30,109
Noncurrent financial assets Fair value	37,238	46,280
Trade accounts receivable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	8,100,269	8,182,667
Noncurrent financial assets Book value	470,882	379,898
Current financial assets Fair value	8,100,269	8,182,667
Noncurrent financial assets Fair value	470,882	379,898
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	6,451	5,902
Noncurrent financial assets Book value	54,433	63,514
Current financial assets Fair value	6,451	5,902
Noncurrent financial assets Fair value	54,433	63,514
Sale of real estate and other receivables (Note 11) | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	132,963	120,105
Noncurrent financial assets Book value	97,523	89,803
Related - party Receivables (Note 29) | Measured at fair value through OCI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	301,427	72,340
Noncurrent financial assets Book value	364,861	495
Trade accounts payable | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	7,132,402	6,613,004
Current financial liabilities Fair value	7,132,402	6,613,004
Loans and financing borrowings [member] | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	224,606	375,756
Noncurrent financial liabilities Book value	4	51
Current financial liabilities Fair value	224,606	375,772
Noncurrent financial liabilities Fair value	4	49
Loans and financing borrowings [member] | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	2,907,481	2,262,048
Noncurrent financial liabilities Book value	8,322,618	8,556,735
Current financial liabilities Fair value	2,907,481	2,262,048
Noncurrent financial liabilities Fair value	8,322,618	8,556,735
Debentures | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	1,028,463	1,044,668
Noncurrent financial liabilities Book value		999,908
Current financial liabilities Fair value	1,028,787	1,030,528
Noncurrent financial liabilities Fair value		986,662
Licenses | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	2,746,342
Noncurrent financial liabilities Book value	1,704,464
Current financial liabilities Fair value	2,746,342
Noncurrent financial liabilities Fair value	1,704,464
Derivative financial instruments | Measured at fair value through profit or loss | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial liabilities Book value	4,538	8,864
Current financial liabilities Fair value	4,538	8,864
Derivative financial instruments | Measured at fair value through OCI | Level 2
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial liabilities Book value	69,022	66,116
Noncurrent financial liabilities Fair value	69,022	66,116
Liabilities with ANATEL | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	47,976	52,466
Current financial assets Fair value	47,976	52,466
Liabilities with ANATEL | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Noncurrent financial assets Book value	517,147	471,140
Noncurrent financial assets Fair value	517,147
Amounts to be refunded to customers | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	43,964	44,973
Current financial assets Fair value	43,964	44,973
Liabilities with related parties | Amortized cost
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Current financial assets Book value	134,221	33,244
Noncurrent financial assets Book value	3,640	587
Current financial assets Fair value	134,221	33,244
Noncurrent financial assets Fair value	R$ 3,640	R$ 587